Related Party Transactions and Shared Service Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions and Shared Service Costs
7.	Related Party Transactions and Shared Service Costs
Transactions entered into between the Company and pH Pharma Ltd were included within the condensed consolidated financial statements and are considered related party transactions and have been adjusted to Deficit within the condensed consolidated balance sheets and statements of cash flows as they represent an investment to the Company. The components of the net transfers from pH Pharma Ltd as of March 31, 2023 and 2022 are as follows:

	Three Months Ended March 31,
	2023	2022
Corporate allocations
Research and development	$—	$482,160
Selling, general and administrative	—	72,345
Accounts payable and general financing activities	—	809,469

Net increase in contributions from member	$—	$1,363,974

On March 1, 2022, the Company and pH Pharma Ltd entered into an administrative services and facilities agreement whereby pH Pharma Ltd will perform services, functions and responsibilities for the Company. Under the agreement, the Company paid pH Pharma Ltd $100,000 per month through August 30, 2022 and paid $15,000 from September 1, 2022 through February 28, 2023 based on the estimated value of the level of service to be performed. Additionally, the Company will pay pH Pharma Ltd $3,000 per month in lease payments. At March 31, 2023 and December 31, 2022, the Company recorded a liability to accounts payable of $345,808 and $426,673 related to this agreement.
At March 31, 2023 and December 31, 2022, the Company recorded a liability of $2,122,710 and $1,885,843, respectively, for unpaid compensation due to current and former directors and officers of which $1,892,060 and $1,095,043, respectively, is included in accrued expenses and $230,650 and $790,800, respectively, is included in other non-current
liabilities of which is included in accrued liabilities.
Employment Agreements
In January 2022, the Company entered into an employment agreement with its founder and director. The effective date of the employment agreement was February 1, 2022, and was subject to the completion of the Business Combination. As part of the agreement, the Company agreed to repay its founder and director $1.5 million in forwent salary over a period of four years. Further, the employment agreement provides for the payment of success fees in connection with future business or corporate development transactions (licensing, product development and acquisitions).
In March 2022, the Company entered into an employment agreement with its chief operating officer which was subject to the completion of the Business Combination. The agreement provides for confirmation of Peak

Bio’s previously agreed upon success fee payment upon consummation of the business combination with Ignyte in the amount of $250,000 and the payment of success fees in connection with future business or corporate development transactions (licensing, product development and acquisitions).

7.	Related Party Transactions and Shared Service Costs
Transactions entered into between the Company and pH Pharma Ltd were included within the consolidated financial statements and are considered related party transactions and have been adjusted to Equity within the balance sheets and statements of cash flows as they represent an investment to the Company. The components of the net transfers from pH Pharma Ltd as of December 31, 2022 and 2021 are as follows:

	Year Ended December 31,
	2022	2021
Corporate allocations
Research and development	$482,160	$2,055,839
Selling, general and administrative	72,345	447,506
Accounts payable and general financing activities	809,469	3,925,492

Net increase in contributions from member	$1,363,974	$6,428,837

On March 1, 2022, the Company and pH Pharma Ltd entered into an administrative services and facilities agreement whereby pH Pharma Ltd will perform services, functions and responsibilities for the Company. Under the agreement, the Company paid pH Pharma Ltd $100,000 per month through August 30, 2022 and will pay $15,000 from September 1, 2022 through February 28, 2023 based on the estimated value of the level of service to be performed. Additionally, the Company will pay pH Pharma Ltd $3,000 per month in lease payments. At December 31, 2022 the Company recorded a liability to accounts payable of $426,673 related to this agreement.